Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Current assets:
Cash and cash equivalents	$ 247.6	$ 301.0
Accounts receivable, net	1,374.0	1,205.3
Other receivables	51.5	42.1
Other current assets	87.0	85.6
Deferred tax assets	3.0	1.6
Income taxes	6.5	3.5
Inventories	1,488.0	1,397.0
Total current assets	3,257.6	3,036.1
Non-current assets:
Property, plant and equipment, net	487.6	430.4
Other assets	114.0	99.9
Deferred tax assets	113.7	104.1
Retirement benefit asset	56.3	48.5
Total assets	4,029.2	3,719.0
Current liabilities:
Loans and overdrafts	19.3
Accounts payable	162.9	155.9
Accrued expenses and other current liabilities	328.5	326.4
Deferred revenue	173.0	159.7
Deferred tax liabilities	113.1	129.6
Income taxes	103.9	100.3
Total current liabilities	900.7	871.9
Non-current liabilities:
Other liabilities	121.7	111.3
Deferred revenue	443.7	405.9
Total liabilities	1,466.1	1,389.1
Commitments and contingencies
Shareholders' equity:
Common shares of $0.18 par value: authorized 500 shares, 80.2 shares outstanding (2013: 81.4 outstanding)	15.7	15.7
Additional paid-in capital	258.8	246.3
Other reserves	235.2	235.2
Treasury shares at cost: 7.0 shares (2013: 5.8 shares)	(346.2)	(260.0)
Retained earnings	2,578.1	2,268.4
Accumulated other comprehensive loss	(178.5)	(175.7)
Total shareholders' equity	2,563.1	2,329.9
Total liabilities and shareholders' equity	$ 4,029.2	$ 3,719.0